Cash and Cash equivalents	12 Months Ended
Jun. 30, 2018
Cash and Cash equivalents.
Cash and cash equivalents

27Cash and cash equivalents

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Cash restricted for use		1 980	1 803
Cash		15 148	27 643

Cash and cash equivalents		17 128	29 446
Bank overdraft		(89)	(123)

Per the statement of cash flows		17 039	29 323

Cash by currency
Rand		3 982	14 037
Euro		2 855	2 994
US Dollar		9 040	10 605
Other currencies		1 162	1 687

		17 039	29 323

Cash restricted for use
In trust	27.1	578	447
In respect of joint operations	27.2	969	559
Other	27.3	433	797

		1 980	1 803

Included in cash restricted for use:

27.1       Cash held in trust is restricted for use and held in escrow. Includes R408 million (2017 – R322 million) for the rehabilitation of various sites.

27.2       Cash in respect of joint operations can only be utilised for the business activities of the joint operations. This includes Sasol’s interests in the power plant in Mozambique R542 million (2017 - R30 million), the high-density polyethylene (HDPE) plant in North America of R38 million (2017 - R85 million); the Canadian shale gas asset of R42 million (2017 - R117 million) and the Sasol gas pipeline in Mozambique of R246 million (2017 - R263 million).

27.3       Other cash restricted for use includes deposits for future abandonment site obligations and decommissioning of pipelines, as well as cash deposits serving as collateral for bank guarantees.

Fair value of cash and cash equivalents

The carrying value of cash and cash equivalents approximates fair value due to the short-term maturity of these instruments.

Accounting policies:

Cash and cash equivalents comprises cash on hand, cash restricted for use, bank overdraft, demand deposits and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which is deemed to be fair value. Bank overdrafts are offset against cash and cash equivalents in the statement of cash flows.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the group, including amounts held in escrow, trust or other separate bank accounts.